Significant accounting policies - Disclosure Of Detailed Information about Undiscounted Commitments Explanatory (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Detailed Information about Undiscounted Commitments Explanatory [Abstract]
Long-term debt	$ 27	$ 419	$ 402
Transportation	34	41
Power infrastructure	9	9
interest obligations		27
Office lease	126	201
Decommissioning liability	107	129
Commitments		826
Commitments that do not contain a lease		(607)
Office Lease - Non-Lease Components		(66)
Operating lease under IAS 17		9
Discounting impact		(26)
Lease liabilities	$ 114	$ 136	$ 136